FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 RUB (₽)
Cash equivalents:
Bank deposits (Note 4)	₽ 72,369		₽ 20,192		$ 979.6
Investments in money market funds (Note 4)	4		3		0.1
Restricted cash (Note 4)	48		38	₽ 88	0.6	$ 0.6	₽ 569
Additional disclosures
Asset transfer L1 to L2	0		0	0
Asset transfer L2 to L1	0		0	0
Liabilities transfer L1 to L2	0		0	0
Liabilities transfer L2 to L1	0		0	0
Asset transfer into L3	0		0	0
Asset transfer out of L3	0		0	0
Liabilities transfer into L3	0		0	0
Liabilities transfer out of L3	0		0	0
Total gains attributable to bank deposits and investments in money market funds	3,279	$ 44.4	2,755	₽ 2,897
Recurring basis
Cash equivalents:
Derivative contracts (Note 5)			14
Restricted cash (Note 4)	48		38		0.6
Loans to employees (Note 4)	5,131		3,804		69.5
Loans granted (Note 4)	546		365		7.3
Fair value of financial assets	5,725		4,221		77.4
Liabilities:
Convertible debt (Note 13)	119,739				1,620.8
Derivative contracts (Note 5)			1
Redeemable noncontrolling interests (Note 15)	3,167		14,246		42.9
Fair value of financial liabilities	122,906		14,247		$ 1,663.7
Level 1 | Recurring basis
Cash equivalents:
Restricted cash (Note 4)	48		38
Fair value of financial assets	48		38
Level 2 | Recurring basis
Cash equivalents:
Derivative contracts (Note 5)			14
Loans to employees (Note 4)	5,131		3,804
Loans granted (Note 4)	546		365
Fair value of financial assets	5,677		4,183
Liabilities:
Convertible debt (Note 13)	119,739
Derivative contracts (Note 5)			1
Fair value of financial liabilities	119,739		1
Level 3 | Recurring basis
Liabilities:
Redeemable noncontrolling interests (Note 15)	3,167		14,246
Fair value of financial liabilities	₽ 3,167		₽ 14,246